EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund, Mondrian International Government Fixed Income Fund, Mondrian U.S. Small Cap Equity Fund, Mondrian Global Listed Infrastructure Fund and Rothko Emerging Markets Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 16, 2019 (SEC Accession No. 0001398344-19-022519), in interactive data format.